Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in working capital
Increase in amounts receivable and other assets	$ (2,737)	$ (4,168)
Increase in inventory	(1,128)	(363)
Increase in amounts payable and other liabilities	3,639	2,799
Change in working capital	$ (226)	$ (1,732)